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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number:  811-7115



Federated Total Return Series, Inc.
(Exact name of registrant as specified in charter)


4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


 Registrant's telephone number, including area code: 412-288-1900

 Date of reporting period:  7/1/2008 - 6/30/2009



ITEM 1.  PROXY VOTING RECORD.


======================= FEDERATED TOTAL RETURN BOND FUND =======================


FEDERATED FUNDS

Ticker:       MMMXX          Security ID:  60934N583
Meeting Date: OCT 15, 2008   Meeting Type: Special
Record Date:  APR 7, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy - Concentration




======================== FEDERATED ULTRASHORT BOND FUND ========================


CATERPILLAR FINANCIAL ASSET TRUST 2008-A

Ticker:                      Security ID:  14911TAE5
Meeting Date: MAY 21, 2009   Meeting Type: Written Consent
Record Date:  MAY 6, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Undersigned Noteholder Hereby       For       For          Management
      Consents To That Certain First
      Amendment To Sale And Servicing
      Agreement Described In The Caterpillar
      Financial Asset Trust 2008-A Request
      For Consent To Amendment Of Sale And
      Servicing Agreement Dated May 11, 2009


--------------------------------------------------------------------------------

FEDERATED FUNDS

Ticker:       MMMXX          Security ID:  60934N583
Meeting Date: OCT 15, 2008   Meeting Type: Special
Record Date:  APR 7, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy - Concentration




======================== FEDERATED MORTGAGE FUND ===============================


There were no matters relating to a portfolio security considered at any shareholder meeting during the period covered by this report and with respect to which the above-named fund was entitled to vote.






                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



 (Registrant)              Federated Total Return Series, Inc.


 By                        /s/J. Christopher Donahue
 (Signature and Title)*    J. Christopher Donahue
                           Principal Executive Officer

 Date:                     August 24, 2009

* Print the name and title of each signing officer under his or her signature.